UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)              (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Crow Point Small-Cap Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 98.70%

Communication Services - 3.86%
*	ORBCOMM, Inc.	33,485	$236,069
	World Wrestling Entertainment, Inc.	4,118	344,677
			580,746
Consumer Discretionary - 13.11%
*	At Home Group, Inc.	12,359	302,548
*	Boot Barn Holdings, Inc.	13,505	384,893
*	Five Below, Inc.	3,571	429,770
*	Quotient Technology, Inc.	24,526	245,996
*	TopBuild Corp.	5,777	343,732
*	Visteon Corp.	3,071	263,062
			1,970,001
Energy - 4.20%
*	Abraxas Petroleum Corp.	107,376	134,220
*	Navigator Holdings Ltd.	27,643	300,479
*	Whiting Petroleum Corp.	8,066	196,569
			631,268
Financials - 4.49%
*	Allegiance Bancshares, Inc.	5,597	214,141
*	Equity Bancshares, Inc.	5,604	190,480
	Veritex Holdings, Inc.	9,662	270,633
			675,254
Health Care - 29.36%
*	Amarin Corp PLC	17,370	355,564
*	BrainStorm Cell Therapeutics, Inc.	26,829	104,899
*	Corcept Therapeutics, Inc.	23,488	292,895
*	CytoSorbents Corp.	42,001	339,368
*	Dynavax Technologies Corp.	32,985	303,462
*	Eyenovia, Inc.	14,001	71,545
*	Flexion Therapeutics, Inc.	17,379	240,178
*	HTG Molecular Diagnostics, Inc.	46,775	128,631
*	Intercept Pharmaceuticals, Inc.	2,287	228,105
*	Intra-Cellular Therapies, Inc.	11,499	156,616
*	iRhythm Technologies, Inc.	2,812	269,362
*	Mainstay Medical, Inc.	14,286	69,034
*	Myriad Genetics, Inc.	6,941	215,379
*	Natera, Inc.	13,195	209,009
*	Novocure Ltd.	7,002	376,078
*	PolarityTE, Inc.	21,408	259,251
*	resTORbio, Inc.	8,525	72,974
*	Selecta Biosciences, Inc.	17,189	34,206
*	STAAR Surgical Co.	7,995	294,216
*	Teladoc Health, Inc.	6,094	392,210
			4,412,982

			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019
			Shares	Value (Note 1)

COMMON STOCKS - CONTINUED

	Industrials - 11.15%
	*	Evoqua Water Technologies Corp.	25,437	$345,434
		Kadant, Inc.	2,448	214,078
	*	Kornit Digital Ltd.	11,386	255,046
		Quanta Services, Inc.	6,994	249,266
	*	RBC Bearings, Inc.	2,476	347,011
	*	Spirit Airlines, Inc.	4,721	265,556
				1,676,391
	Information Technology - 27.95%
	*	Box, Inc.	15,868	321,168
	*	CEVA, Inc.	9,293	258,531
	*	CyberArk Software Ltd.	3,923	430,628
	*	Euronet Worldwide, Inc.	2,206	296,310
	*	ForeScout Technologies, Inc.	8,765	364,098
	*	HubSpot, Inc.	2,110	355,282
	*	Limelight Networks, Inc.	67,435	196,910
	*	Lumentum Holdings, Inc.	6,499	323,325
	*	New Relic, Inc.	3,421	361,771
	*	Park City Group, Inc.	26,711	212,620
	*	Rapid7, Inc.	9,414	433,326
	*	RingCentral, Inc.	4,003	421,476
	*	ShotSpotter, Inc.	4,504	224,930
				4,200,375
	Materials - 4.58%
	*	Ferro Corp.	12,400	240,436
	*	Ingevity Corp.	3,892	448,436
				688,872

		Total Common Stocks (Cost $14,787,375)		14,835,889

SHORT-TERM INVESTMENT - 1.12%
	§	Money Market Fiduciary Portfolio, 0.25%	168,583	168,583

		Total Short-Term Investment (Cost $168,583)		168,583

Total Value of Investments (Cost $14,955,958)(a) - 99.82%				$15,004,472

Other Assets Less Liabilities - 0.18%				26,918

	Net Assets - 100%			$15,031,390

§	Represents 7 day effective yield
*	Non-income producing investment

The following acronym or abbreviation is used in this portfolio:
	PLC - Public Limited Company
				(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$2,257,779
Aggregate Gross Unrealized Depreciation			(2,209,265)

Net Unrealized Appreciation			$48,514

Summary of Investments	% of Net
by Sector	Assets	Value
Communication Services	3.86%	$580,746
Consumer Discretionary	13.11%	1,970,001
Energy	4.20%	631,268
Financials	4.49%	675,254
Health Care	29.36%	4,412,982
Industrials	11.15%	1,676,391
Information Technology	27.95%	4,200,375
Materials	4.58%	688,872
Short-Term Investment	1.12%	168,583
Other Assets Less Liabilities	0.18%	26,918
Total Net Assets	100.00%	$15,031,390

			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation

The Crow Point Small-Cap Growth Fund (the "Fund"), formerly known as the Crow Point Growth Fund, records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2019:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$14,835,889	$14,835,889	$-	$-
Short-Term Investment	168,583	168,583	-	-
Total Assets	$15,004,472	$15,004,472	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
April 29, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
April 29, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
April 29, 2019	Ashley E. Harris Treasurer and Principal Financial Officer